Leases - Schedule of Maturities Lease Liabilities Under Operating Leases (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2021	$ 117	$ 63
2022	86	47
2023		8
Total future lease payments	302	118
Less imputed interest	(33)	(11)
Total lease liability balance	$ 269	$ 107